Introduction and overview of Group's risk management - Reconciliation of Level 3 fair value measurements of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Opening balance at January 1	$ 3,223,452
Closing balance at December 31	3,747,691	$ 3,223,452
Level 3 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Opening balance at January 1	7,285
Recognition of embedded derivatives within revenue contracts		7,575
Change in fair value	(7,231)	(169)
Foreign exchange translation impact	(54)	(121)
Closing balance at December 31	$ 7,285	$ 7,285